CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND NONCONTROLLING INTERESTS - USD ($) $ in Millions	Total	Common stock issued, Class A	Common stock issued, Class B	Exchangeable shares issued, Class A	Exchangeable shares issued, Class B	Retained earnings	Accumulated other comprehensive income (loss)	Common stock held in treasury, Class B	Paid-in capital	Noncontrolling interest
Balance at Dec. 29, 2012	$ 7,957.9	$ 0.0	$ 1.6	$ 110.2	$ 724.4	$ 3,866.8	$ (72.3)	$ (321.1)	$ 3,623.6	$ 24.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0.0			(1.7)	(10.3)				12.0
Shares issued under equity compensation plan	94.6		0.1						94.5
Amortization of stock based compensation	17.3								17.3
Purchase of noncontrolling interest	(0.7)								0.2	(0.9)
Proceeds from call options related to settlement of convertible notes	2.6								2.6
Premium payment on settlement of convertible notes	(2.6)								(2.6)
Net income (loss) including noncontrolling interests	572.5					567.3				5.2
Other comprehensive income (loss), net of tax	192.9						192.9
Reclassification and tax adjustments related to investment in MillerCoors	34.3						34.3
Dividends declared and paid	(238.7)					(234.6)				(4.1)
Balance at Dec. 31, 2013	8,630.1	0.0	1.7	108.5	714.1	4,199.5	154.9	(321.1)	3,747.6	24.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0.0			0.0	(52.6)				52.6
Shares issued under equity compensation plan	47.9								47.9
Amortization of stock based compensation	21.7								21.7
Purchase of noncontrolling interest	(0.4)								1.4	(1.8)
Net income (loss) including noncontrolling interests	517.8					514.0				3.8
Other comprehensive income (loss), net of tax	(1,053.3)						(1,053.3)
Dividends declared and paid	(277.7)					(273.6)				(4.1)
Balance at Dec. 31, 2014	7,886.1	0.0	1.7	108.5	661.5	4,439.9	(898.4)	(321.1)	3,871.2	22.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0.0			(0.3)	(58.5)				58.8
Shares issued under equity compensation plan	48.9								48.9
Amortization of stock based compensation	21.2								21.2
Purchase of noncontrolling interest	(0.3)								0.3	(0.6)
Net income (loss) including noncontrolling interests	362.8					359.5				3.3
Other comprehensive income (loss), net of tax	(797.5)						(796.5)			(1.0)
Repurchase of common stock	(150.3)		(150.0)					(150.3)
Dividends declared and paid	(307.8)					(303.4)				(4.4)
Balance at Dec. 31, 2015	$ 7,063.1	$ 0.0	$ 1.7	$ 108.2	$ 603.0	$ 4,496.0	$ (1,694.9)	$ (471.4)	$ 4,000.4	$ 20.1